THIRD QUARTER REPORT

[MORGAN STANLEY LOGO]

Morgan Stanley India Investment Fund, Inc.

SEPTEMBER 30, 2001

MORGAN STANLEY
INVESTMENT MANAGEMENT INC.
INVESTMENT ADVISER

MORGAN STANLEY INDIA INVESTMENT FUND, INC.

DIRECTORS AND OFFICERS
Barton M. Biggs                              Fergus Reid
CHAIRMAN OF THE BOARD OF DIRECTORS           DIRECTOR

Ronald E. Robison                            Stefanie V. Chang
PRESIDENT AND DIRECTOR                       VICE PRESIDENT

Gaetan Bouic II                              Lorraine Truten
DIRECTOR                                     VICE PRESIDENT

John S.Y. Chu                                Joseph P. Stadler
DIRECTOR                                     VICE PRESIDENT AND TREASURER

Clifford D'Souza                             Mary E. Mullin
DIRECTOR                                     SECRETARY

Gerard E. Jones                              Belinda A. Brady
DIRECTOR                                     ASSISTANT TREASURER

Nilesh Joshi
DIRECTOR

Marie Joseph Raymond Lamussee
DIRECTOR

INVESTMENT ADVISER
Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020

ADMINISTRATOR
JPMorgan Chase Bank
73 Tremont Street
Boston, Massachusetts 02108

CUSTODIAN
JPMorgan Chase Bank
3 Chase MetroTech Center
Brooklyn, New York 11245

SHAREHOLDER SERVICING AGENT
American Stock Transfer & Trust Company
40 Wall Street
New York, New York 10005
(800) 278-4353

LEGAL COUNSEL
Clifford Chance Rogers & Wells LLP
200 Park Avenue
New York, New York 10166

INDEPENDENT AUDITORS
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

For additional Fund information, including the Fund's net asset value per share and information regarding the investments comprising the Fund's portfolio, please call 1-800-221-6726 or visit our website at www.morganstanley.com/im.

                                      MORGAN STANLEY INDIA INVESTMENT FUND, INC.
                                      OVERVIEW

LETTER TO SHAREHOLDERS

For the nine months ended September 30, 2001, the Morgan Stanley India Investment Fund, Inc. (the "Fund") had a total return, based on net asset value per share, of -26.67% compared to -36.99% for the U.S. dollar adjusted Bombay Stock Exchange (BSE) National Index (the "Index"). For the period from the Fund's commencement of operations on February 25, 1994 through September 30, 2001, the Fund's cumulative total return, based on net asset value per share, was -16.13% compared to -57.46% for the Index. On September 30, 2001, the closing price of the Fund's shares on the New York Stock Exchange was $7.40, representing a 19.8% discount to the Fund's net asset value per share.

MARKET OVERVIEW
For the three months ended September 30, 2001, the Fund had a total return of -11.76% compared to -20.85% for the Index. Capital preservation has been the winning investment theme over the past year, and the events of the third quarter once again re-emphasized the need for preserving capital as the global bear market in equities intensified. The Indian market continued to key off global (declining) trends. Given the severity of the falls, negative return for any equity fund has generally been the norm over the past eighteen months. In such an environment, our focus has generally been on outperforming the market, as represented by the benchmarks, and thereby preserving some capital. In this regard, the third quarter was significant given the degree of outperformance for the Fund relative to its benchmark.

The outperformance was largely generated by a disciplined stock selection strategy that assigns a major weight to management quality and sector dynamics. Bear markets are about a flight to quality and in emerging markets quality often means companies with high standards of corporate governance. Our investment framework involves taking an active sector view and then restricting our sector bets to companies that fit the strict quality criteria. The sector view in turn is derived from both frequent company visits and global or country-specific macroeconomic insights.

As we were less sanguine than the consensus on global economic growth prospects, the Fund remained underweight sectors more dependent on global growth (e.g. information technology and commodities). Financials have been one of our largest sector over-weights, as interest rates continued to decline and, on a more structural basis, we think the representation of financials in the Indian market is too low in comparison with other emerging markets and so only set to grow.

MARKET OUTLOOK
In early 2000, extreme bullish sentiment towards equities in general, and sectors like technology in particular, provided us a good warning of too much optimism being built into stock prices. Similarly, we are now on the lookout for signs that sentiment towards equities may be reaching a point of excessive pessimism. While news-flow shows little signs of turning for the better, it is important to remember that the equity market typically begins to rally well before the economic and the earnings cycle turns. We are accordingly prepared to look at opportunities keeping in mind this historical perspective.

OTHER DEVELOPMENTS
On September 15, 1998, the Fund commenced a share repurchase program for purposes of enhancing shareholder value and reducing the discount at which the Fund's shares traded from their net asset value. For the nine months ended September 30, 2001, there were no repurchases of Fund shares. From the inception of the program through September 30, 2001, the Fund has repurchased 7,682,800 of its shares at an average discount of 31.03% from net asset value per share. The Fund expects to continue to repurchase its outstanding shares at such time and in such amounts as it believes will further the accomplishment of the foregoing objectives, subject to review by the Board of Directors.

Sincerely,

/s/ Ronald E. Robison

Ronald E. Robison
PRESIDENT AND DIRECTOR

October 2001

------------
ON OCTOBER 18, 2001, THE FUND'S BY-LAWS WERE AMENDED TO CHANGE THE RETIREMENT AGE FOR DIRECTORS TO 72 FROM 73. THE FUND ALSO ADOPTED A NON-FUNDAMENTAL POLICY THAT, UNDER NORMAL CIRCUMSTANCES, AT LEAST 80% OF ITS ASSETS WILL BE INVESTED IN EQUITY SECURITIES OF INDIAN ISSUERS.

                                      MORGAN STANLEY INDIA INVESTMENT FUND, INC.
                                      SEPTEMBER 30, 2001 (UNAUDITED)

INVESTMENT SUMMARY
HISTORICAL INFORMATION

                                                                               TOTAL RETURN(%)
                                      ----------------------------------------------------------------------------------------
                                      MARKET VALUE(1)                          NET ASSET VALUE(2)       INDEX(3)
                                      ----------------------------------------------------------------------------------------
                                                                    AVERAGE                  AVERAGE                   AVERAGE
                                      CUMULATIVE                     ANNUAL    CUMULATIVE     ANNUAL    CUMULATIVE      ANNUAL
                                      ----------                    -------    ----------    -------    ----------     -------
Year to Date                          -26.02%                           --        -26.67%         --      -36.99%          --
One Year                               -9.98                         -9.98%       -24.01      -24.01%     -39.16        -39.16%
Five Year                               6.74                          1.31         30.89        5.53      -32.33         -7.51
Since Inception*                      -32.76                         -5.09        -16.13       -2.29      -57.46        -10.64

Past performance is not predictive of future performance.

[CHART]

RETURNS AND PER SHARE INFORMATION


                                                     YEAR ENDED DECEMBER 31,                                     NINE MONTHS
                               --------------------------------------------------------------------------------     ENDED
                                                                                                                 SEPTEMBER 30,
                                1994*      1995       1996       1997       1998         1999         2000           2001
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value Per Share      $13.99     $8.91      $8.81      $8.83      $9.19       $22.59       $13.92         $ 9.23
------------------------------------------------------------------------------------------------------------------------------
Market Value Per Share         $11.25     $9.13      $9.50      $8.38      $6.75       $16.50       $11.06         $ 7.40
------------------------------------------------------------------------------------------------------------------------------
Premium/(Discount)              -19.6%      2.5%       7.8%      -5.1%     -26.6%       -27.0%       -20.5%         -19.8%
------------------------------------------------------------------------------------------------------------------------------
Capital Gains Distributions     $0.17       --        --          --         --           --        $ 1.60         $ 0.87
------------------------------------------------------------------------------------------------------------------------------
Fund Total Return(2)             0.72%   -36.31%     -1.12%      0.23%      4.08%      145.81%      -29.68%        -26.67%
------------------------------------------------------------------------------------------------------------------------------
Index Total Return(3)           -7.88%   -31.53%     -6.49%      6.43%    -20.98%       88.41%      -27.73%        -36.99%
------------------------------------------------------------------------------------------------------------------------------

(1) Assumes dividends and distributions, if any, were reinvested.
(2) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.
(3) The Bombay Stock Exchange (BSE) National Index is a market capitalization weighted index including the equity shares of 100 companies from the "Specified" and the "Non-specified" list of the 5 major stock exchanges, namely, Bombay, Calcutta, Delhi, Ahmedabad and Madras, expressed in U.S. dollar terms.
*   The Fund commenced operations on February 25, 1994.

    FOREIGN INVESTING INVOLVES CERTAIN RISKS, INCLUDING CURRENCY FLUCTUATIONS AND CONTROLS, RESTRICTIONS ON FOREIGN INVESTMENTS, LESS GOVERNMENTAL SUPERVISION AND REGULATION, LESS LIQUIDITY AND THE POTENTIAL FOR MARKET VOLATILITY AND POLITICAL INSTABILITY.

PORTFOLIO SUMMARY

[CHART]

ALLOCATION OF TOTAL INVESTMENTS

Equity Securities                              90.7%
Short-Term Investments                          9.3

[CHART]

INDUSTRIES

Pharmaceuticals                                10.9%
Automobiles                                    10.0
IT Consulting & Services                        9.4
Banks                                           9.2
Diversified Financials                          5.5
Food Products                                   4.7
Household Products                              4.6
Road & Rail                                     4.3
Oil & Gas                                       4.0
Chemicals                                       3.6
Other                                          33.8

TEN LARGEST HOLDINGS*

                                                     PERCENT OF
                                                     NET ASSETS
---------------------------------------------------------------
1.   Hero Honda Motors Ltd.                            7.9%
2.   Housing Development Finance Corp., Ltd.           5.5
3.   HDFC Bank Ltd.                                    5.0
4.   Infosys Technologies Ltd.                         4.8
5.   Container Corp. of India Ltd.                     4.3
6.   State Bank of India Ltd.                          4.2
7.   Wipro Ltd.                                        3.9
8.   Cipla Ltd.                                        3.6
9.   Mahanagar Telephone Nigam Ltd.                    3.5
10.  Gujarat Ambuja Cements Ltd.                       2.9
                                                      ----
                                                      45.6%
                                                      ====

* Excludes short-term investments.

                                      MORGAN STANLEY INDIA INVESTMENT FUND, INC.
                                      STATEMENT OF NET ASSETS
                                      SEPTEMBER 30, 2001 (UNAUDITED)

STATEMENT OF NET ASSETS

                                                                       VALUE
                                                         SHARES        (000)
------------------------------------------------------------------------------
COMMON STOCKS (91.6%)
(Unless otherwise noted)
==============================================================================
AUTO COMPONENTS(2.0%)
  Apollo Tyres Ltd.                                         2,075   $        2
  Motor Industries Co., Ltd.                               24,204          834
  MRF Ltd.                                                138,230        1,387
  Rane (Madras) Ltd.                                       95,700           44
  Sundaram Fasteners Ltd.                                 421,280        1,409
------------------------------------------------------------------------------
                                                                         3,676
==============================================================================
AUTOMOBILES (10.0%)
  Hero Honda Motors Ltd.                                3,691,740       14,369
  Patheja Forgings & Auto Parts Ltd.                      450,000          --@
  Tata Engineering & Locomotive
  Co., Ltd.                                             2,597,772        3,749
  Tata Engineering & Locomotive
  Co., Ltd.                                             1,621,464          --@
------------------------------------------------------------------------------
                                                                        18,118
==============================================================================
BANKS (9.2%)
  HDFC Bank Ltd.                                        1,497,624        6,814
  HDFC Bank Ltd. ADR                                      168,700        2,328
  State Bank of India Ltd.                              2,198,603        7,593
------------------------------------------------------------------------------
                                                                        16,735
==============================================================================
CHEMICALS (3.6%)
  Asian Paints (India) Ltd.                               463,584        2,625
  Aventis Cropscience India Ltd.                          441,867          788
  ICI (India) Ltd.                                         25,000           30
  Indo Gulf Corp., Ltd.                                 1,829,545        1,153
  Reliance Industries Ltd.                                340,000        1,889
------------------------------------------------------------------------------
                                                                         6,485
==============================================================================
COMMERCIAL SERVICES & SUPPLIES (0.4%)
  Modi Xerox Ltd.                                         718,225          751
------------------------------------------------------------------------------
COMMUNICATION EQUIPMENT (0.0%)
  MRO-TEK Ltd.                                            179,625           46
------------------------------------------------------------------------------
CONSTRUCTION MATERIALS (2.9%)
  Gujarat Ambuja Cements Ltd.                           1,313,062        4,094
  Gujarat Ambuja Cements Ltd. GDR                         355,000        1,074
------------------------------------------------------------------------------
                                                                         5,168
==============================================================================
DIVERSIFIED FINANCIALS (5.5%)
  Housing Development Finance
  Corp., Ltd.                                             760,476        9,933
  UTI Mastergain                                            1,600           --@
------------------------------------------------------------------------------
                                                                         9,933
==============================================================================
DIVERSIFIED TELECOMMUNICATION SERVICES (3.5%)
  Mahanagar Telephone Nigam Ltd.                        2,132,831        5,730
  Mahanagar Telephone Nigam Ltd.,
  GDR                                                     105,000          577
------------------------------------------------------------------------------
                                                                         6,307
==============================================================================
ELECTRIC UTILITIES (2.8%)
  BSES Ltd.                                               556,203        2,183
  Tata Power Co., Ltd.                                  1,408,040        2,952
------------------------------------------------------------------------------
                                                                         5,135
==============================================================================
ELECTRICAL EQUIPMENT (3.0%)
  Asea Brown Boveri, Ltd.                                 197,735          816
  Bharat Heavy Electricals Ltd.                         1,682,226        4,203
  Siemens India Ltd.                                       80,996          338
------------------------------------------------------------------------------
                                                                         5,357
==============================================================================
FOOD PRODUCTS (4.7%)
  Britannia Industries Ltd.                               207,236        2,204
  Nestle India Ltd.                                       141,824        1,585
  SmithKline Beecham Consumer
    Healthcare Ltd.                                       465,292        3,831
  Tata Tea Ltd.                                           323,290          879
------------------------------------------------------------------------------
                                                                         8,499
==============================================================================
HEALTH CARE (0.9%)
  Shantha Biotechnics Pvt. Ltd.                           500,000        1,567
------------------------------------------------------------------------------
HOTELS RESTAURANTS & LEISURE (0.4%)
  Indian Hotels Co., Ltd.                                 271,487          720
------------------------------------------------------------------------------
HOUSEHOLD DURABLES (0.1%)
  Samtel Colour Ltd.                                      559,300          184
------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS (4.6%)
  Colgate-Palmolive (India) Ltd.                        1,016,386        3,339
  Hindustan Lever Ltd.                                    724,842        3,151
  Reckitt Benckiser (India) Ltd.                          446,971        1,823
------------------------------------------------------------------------------
                                                                         8,313
==============================================================================
INTERNET SOFTWARE & SERVICES (0.1%)
  India-Info.com PCL                                      532,875          125
------------------------------------------------------------------------------
IT CONSULTING & SERVICES (9.4%)
  Aztec Software and Technology
   Services Ltd.                                          218,794          156
  HCL Technologies Ltd.                                   406,554        1,103
  Infosys Technologies Ltd.                               173,645        8,631
  Subex Systems Ltd.                                      297,732          166
  Wipro Ltd.                                              188,197        4,150
  Wipro Ltd. ADR                                          137,310        2,911
------------------------------------------------------------------------------
                                                                        17,117
==============================================================================

                                        5

                                                                       VALUE
                                                         SHARES        (000)
------------------------------------------------------------------------------
MACHINERY (2.6%)
  Cummins India Ltd.                                    2,841,773   $    2,970
  Lakshmi Synthetic Machinery
    Manufacturers Ltd.                                    137,700           14
  Punjab Tractors Ltd.                                    264,862          744
  Revathi-CP Equipment Ltd.                               272,850          912
------------------------------------------------------------------------------
                                                                         4,640
==============================================================================
MEDIA (1.3%)
  New Dehli Television Ltd.                               333,300          705
  Zee Telefilms Ltd.                                      938,419        1,713
------------------------------------------------------------------------------
                                                                         2,418
==============================================================================
METALS & MINING (2.3%)
  Hindalco Industries Ltd.                                134,135        1,428
  National Aluminum Co., Ltd.                             460,310          440
  Steel Authority of India Ltd.                        10,044,058          871
  Tata Iron & Steel Co., Ltd.                             996,000        1,448
------------------------------------------------------------------------------
                                                                         4,187
==============================================================================
OIL & GAS (4.0%)
  Bharat Petroleum Corp., Ltd.                            581,286        1,947
  Castrol (India) Ltd.                                    444,434        2,376
  Hindustan Petroleum Corp., Ltd.                       1,159,211        3,013
------------------------------------------------------------------------------
                                                                         7,336
==============================================================================
PHARMACEUTICALS (10.9%)
  Cipla Ltd.                                              274,058        6,436
  Dabur (India) Ltd.                                    3,035,101        3,679
  Dr. Reddy's Laboratories Ltd.                            93,400        3,485
  Dr. Reddy's Laboratories Ltd. ADR                        41,100          914
  E. Merck (India) Ltd.                                   182,599        1,008
  Glenmark Pharmaceutical Ltd.                             19,780           46
  Hoechst Marion Roussel Ltd.                             150,425        1,260
  Lupin Ltd.                                              299,449          403
  Novartis India Ltd.                                     206,068          868
  Parke Davis (India) Ltd.                                 14,887           40
  Ranbaxy Laboratories Ltd.                                66,000          897
  Strides Arcolab Ltd.                                    585,000          685
------------------------------------------------------------------------------
                                                                        19,721
==============================================================================
ROAD & RAIL (4.3%)
  Container Corp. of India Ltd.                         2,860,978        7,773
------------------------------------------------------------------------------
SPECIALTY RETAIL (0.6%)
  Titan Industries Ltd.                                 1,702,296        1,046
==============================================================================
TOBACCO (2.5%)
  ITC Ltd.                                                345,741   $    4,172
  ITC Ltd. GDR                                             27,500          363
                                                                         4,535
==============================================================================
TOTAL COMMON STOCKS
  (Cost $242,750)                                                      165,892

                                                             FACE
                                                           AMOUNT
                                                            (000)
------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (9.0%)
==============================================================================
REPURCHASE AGREEMENT (9.0%)
  J.P. Morgan Chase Securities Inc.,
    2.50%, dated 9/28/01, due
    10/1/01
    (Cost $16,322)                                         16,322(a)    16,322
==============================================================================
FOREIGN CURRENCY ON DEPOSIT WITH
  CUSTODIAN (0.3%)
==============================================================================
  Indian Rupee
  (Cost $614) INR                                          29,380          614
==============================================================================
TOTAL INVESTMENTS (100.9%)
  (Cost $259 ,686)                                                      182,828
==============================================================================
                                                           AMOUNT
                                                            (000)
------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES (-0.9%)
  Other Assets                                              1,205
  Liabilities                                              (2,917)      (1,712)
==============================================================================
NET ASSETS (100%)
  Applicable to 19,617,004, issued
   and outstanding $ 0.01 par value
   shares (100,000,000 shares
   authorized)                                                      $  181,116
==============================================================================
NET ASSET VALUE PER SHARE                                           $     9.23
==============================================================================

(a)-- The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.
ADR-- American Depositary Receipt
GDR - Global Depositary Receipt.
INR - Indian Rupee
@ - Value is less than $500.

==============================================================================
SEPTEMBER 30, 2001 EXCHANGE RATE:
------------------------------------------------------------------------------
INR Indian Rupee                                           47.850    =  $1.00

                                        6